Money Market Obligations Trust
Federated California Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated Government Obligations Tax-Managed Fund
Federated Municipal Obligations Fund
Federated Tax-Free Obligations Fund
INSTITUTIONAL SHARES

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
Effective December 31, 2012, Nicholas P. Constantakis retired from his position on the Federated Funds Board. Mr. Constantakis also retired from his position on the Audit Committee and the Nominating Committee.
January 31, 2013
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451492 (1/13)